CONDENSED CONSOLIDATING FINANCIAL STATEMENTS OF PBF LOGISTICS BALANCE SHEETS (Details) - Scenario, Unspecified [Domain] - USD ($) $ in Thousands	Mar. 31, 2015	Dec. 31, 2014
Cash and cash equivalents	$ 20,179	$ 14,165
Due from Affiliates	13,950	11,630
Prepaid expenses and other current assets	303	397
Due from Related Parties, Current	0	0
Total current assets	34,432	26,192
Property, plant and equipment, net	146,900	146,867
Investments in and Advances to Affiliates, Amount of Equity	0	0
Marketable securities	234,939	234,930
Other assets, net	1,991	2,152
Total assets	418,262	410,141
Due to Affiliate	2,922	3,223
Accounts payable and accrued liabilities	1,504	1,498
Accounts payable - affiliates	0	0
Total current liabilities	4,426	4,721
Long-term debt	510,000	510,000
Total liabilities	514,426	514,721
Net investment - Predecessor	15,838	15,713
Partners' Capital	(96,164)	(104,580)
Liabilities and Equity	418,262	410,141
Consolidation, Eliminations [Member]
Cash and cash equivalents	0	0
Due from Affiliates	0	0
Prepaid expenses and other current assets	0	0
Due from Related Parties, Current	(45,978)	(24,638)
Total current assets	(45,978)	(24,638)
Property, plant and equipment, net	0	0
Investments in and Advances to Affiliates, Amount of Equity	(187,255)	(163,835)
Marketable securities	0	0
Other assets, net	0	0
Total assets	(233,233)	(188,473)
Due to Affiliate	0	0
Accounts payable and accrued liabilities	0	0
Accounts payable - affiliates	(45,978)	(24,638)
Total current liabilities	(45,978)	(24,638)
Long-term debt	0	0
Total liabilities	(45,978)	(24,638)
Net investment - Predecessor	(187,255)	(163,835)
Partners' Capital	(187,255)	(163,835)
Liabilities and Equity	(233,233)	(188,473)
Non-Guarantor Subsidiaries [Member]
Cash and cash equivalents	0	0
Due from Affiliates	0	0
Prepaid expenses and other current assets	0	0
Due from Related Parties, Current	0	0
Total current assets	0	0
Property, plant and equipment, net	0	0
Investments in and Advances to Affiliates, Amount of Equity	0	0
Marketable securities	0	0
Other assets, net	0	0
Total assets	0	0
Due to Affiliate	0	0
Accounts payable and accrued liabilities	0	0
Accounts payable - affiliates	0	0
Total current liabilities	0	0
Long-term debt	0	0
Total liabilities	0	0
Net investment - Predecessor	0	0
Partners' Capital	0	0
Liabilities and Equity	0	0
Guarantor Subsidiaries [Member]
Cash and cash equivalents	0	0
Due from Affiliates	13,950	11,630
Prepaid expenses and other current assets	179	173
Due from Related Parties, Current	45,330	24,393
Total current assets	59,459	36,196
Property, plant and equipment, net	146,900	146,867
Investments in and Advances to Affiliates, Amount of Equity	0	0
Marketable securities	0	0
Other assets, net	0	0
Total assets	206,359	183,063
Due to Affiliate	2,432	2,742
Accounts payable and accrued liabilities	186	528
Accounts payable - affiliates	648	245
Total current liabilities	3,266	3,515
Long-term debt	0	0
Total liabilities	3,266	3,515
Net investment - Predecessor	203,093	179,548
Partners' Capital	203,093	179,548
Liabilities and Equity	206,359	183,063
Subsidiary Issuer [Member]
Cash and cash equivalents	20,179	14,165
Due from Affiliates	0	0
Prepaid expenses and other current assets	124	224
Due from Related Parties, Current	648	245
Total current assets	20,951	14,634
Property, plant and equipment, net	0	0
Investments in and Advances to Affiliates, Amount of Equity	187,255	163,835
Marketable securities	234,939	234,930
Other assets, net	1,991	2,152
Total assets	445,136	415,551
Due to Affiliate	490	481
Accounts payable and accrued liabilities	1,318	970
Accounts payable - affiliates	45,330	24,393
Total current liabilities	47,138	25,844
Long-term debt	510,000	510,000
Total liabilities	557,138	535,844
Net investment - Predecessor	0	0
Partners' Capital	(112,002)	(120,293)
Liabilities and Equity	445,136	415,551
Subordinated Units [Member]
Partners' Capital	(286,070)	(288,875)
Subordinated Units [Member] | Consolidation, Eliminations [Member]
Partners' Capital	0	0
Subordinated Units [Member] | Non-Guarantor Subsidiaries [Member]
Partners' Capital	0	0
Subordinated Units [Member] | Guarantor Subsidiaries [Member]
Partners' Capital	0	0
Subordinated Units [Member] | Subsidiary Issuer [Member]
Partners' Capital	(286,070)	(288,875)
Limited Partner, Affiliate [Member] | Common Units [Member]
Partners' Capital	(165,932)	(167,787)
Limited Partner, Affiliate [Member] | Common Units [Member] | Consolidation, Eliminations [Member]
Partners' Capital	0	0
Limited Partner, Affiliate [Member] | Common Units [Member] | Non-Guarantor Subsidiaries [Member]
Partners' Capital	$ 0	0
Limited Partner, Affiliate [Member] | Common Units [Member] | Guarantor Subsidiaries [Member]
Partners' Capital		0
Limited Partner, Affiliate [Member] | Common Units [Member] | Subsidiary Issuer [Member]
Partners' Capital	$ (165,932)	(167,787)
Limited Partner, Public [Member] | Common Units [Member]
Partners' Capital	340,000	336,369
Limited Partner, Public [Member] | Common Units [Member] | Consolidation, Eliminations [Member]
Partners' Capital	0	0
Limited Partner, Public [Member] | Common Units [Member] | Non-Guarantor Subsidiaries [Member]
Partners' Capital	0	0
Limited Partner, Public [Member] | Common Units [Member] | Guarantor Subsidiaries [Member]
Partners' Capital	0	0
Limited Partner, Public [Member] | Common Units [Member] | Subsidiary Issuer [Member]
Partners' Capital	$ 340,000	$ 336,369